Mortgage Servicing - Schedule of Composition of Primary Servicing and Subservicing Portfolios by Type of Property Serviced as Measured by UPB (Details) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Servicing and Subservicing Portfolio [Line Items]
Servicing	[1]	$ 238,108,447		$ 361,288,281		$ 360,919,248
Subservicing		50,141,579		37,589,183		50,576,477
Assets Serviced		288,250,026		398,877,464		411,495,725
Total [Member]
Schedule of Servicing and Subservicing Portfolio [Line Items]
Servicing	[2]			361,288,281				$ 397,546,635		$ 175,762,161
Subservicing				37,589,183				67,505,199		28,304,586
Assets Serviced				398,877,464				465,051,834		204,066,747
Residential Mortgage [Member]
Schedule of Servicing and Subservicing Portfolio [Line Items]
Servicing		238,108,447	[1]	361,288,281	[1],[2]	360,919,248	[1]	397,546,635	[2]	175,762,161	[2]
Subservicing		49,960,702		37,439,446		50,360,366		67,104,697		27,903,555
Assets Serviced		288,069,149		398,727,727		411,279,614		464,651,332		203,665,716
Commercial Real Estate [Member]
Schedule of Servicing and Subservicing Portfolio [Line Items]
Servicing		0	[1]	0	[1],[2]	0	[1]	0	[2]	0	[2]
Subservicing		180,877		149,737		216,111		400,502		401,031
Assets Serviced		$ 180,877		$ 149,737		$ 216,111		$ 400,502		$ 401,031

[1]	Includes primary servicing UPB of $146.0 billion, $160.8 billion and $160.8 billion at September 30, 2015, December 31, 2014 and September 30, 2014, respectively, for which the Rights to MSRs have been sold to NRZ.
[2]	Includes primary servicing UPB of $160.8 billion, $175.1 billion and $79.4 billion at December 31, 2014, 2013 and 2012, respectively, for which the Rights to MSRs have been sold.